Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Note 2 - Summary of significant accounting policies

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The Company’s consolidated financial statements are expressed in U.S. dollars.

The Outbreak of Coronavirus Disease 2019 (“COVID-19”)

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses and schools worldwide. The potential impact which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on our financial position, operations and cash flows.

The Company’s operating results in 2020 have been significantly affected by the outbreak of COVID-19. Total revenue is lower than previously expected. We temporarily closed our offices and manufacturing facility and implemented a work from-home policy beginning in February 2020, as required by relevant PRC regulatory authorities. Our manufacturing facility in Qingdao was allowed to reopen on February 10th, 2020 by the local government. Although our PRC office and factory have since become fully operational, our customers were negatively impacted by the outbreak, which reduced their orders in 2020. Our customers may reduce their future purchases from us if they are not able to complete manufacturing of their products due to the shortage of components from other suppliers. The extent of the impact of COVID-19 on our operational results and financial condition will depend on certain developments, including the duration and spread of the outbreak and impact on our customers, all of which are uncertain.

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowances for deferred tax assets, allowance for doubtful accounts, the useful lives of fixed assets, valuation of share-based awards, accruals and other liabilities.

Going Concern Consideration

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed on the consolidated financial statements. The Company’s ability to continue as a going concern depends on the liquidation of its current assets and business developments. As of December 31, 2020, the Company incurred positive working capital, $537,911, an accumulated comprehensive loss of $1,796,133 and incurred a negative operating cash flow of $427,442. As of December 31, 2019, the Company incurred positive working capital, $783,444, an accumulated comprehensive loss of $1,719,416 and incurred a negative operating cash flow of $465,076. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

Our continuation as a going concern is dependent upon improving our profitability and the continuing financial support from our stockholders. Our sources of capital in the past have included borrowings from our stockholders and related parties. While we believe that our existing shareholders and related parties will continue to provide the additional cash to meet our obligations as they become due, there can be no assurance that we will be able to raise such additional capital resources on satisfactory terms.

Foreign currency translation

The functional currency of the Company’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The consolidated financial statements are translated to U.S. dollars using the period-end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2020 and 2019 were translated at 6.5249 RMB to $1.00 and 6.9762 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the years ended December 31, 2020 and 2019 were 6.8976 RMB and 6.8985 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company consolidated financial instruments include cash and cash equivalents, accounts receivables, other receivables, and various accrued liabilities. Accounts receivables and various accrued liabilities were not recorded at fair value. Their carrying values approximate their fair values due to the short-term nature of these instruments.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable

Accounts receivable are recorded at net realizable value consisting of the carrying amount less an allowance for non-collectible accounts as needed. The Company establishes a provision for doubtful accounts when there is objective evidence that the Company may not be able to collect amounts due. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and individual account analysis. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2020, and 2019, the allowance for doubtful accounts were amounted to $43,068 and $37,898, respectively.

Prepayments

Prepayments represented advance payments made to its vendors for certain prepaid services such as marketing and promotions services, advisory serves, and rentals of Company’s office and technical services.

Deferred IPO costs

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (SAB) Topic 5A - “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering. Offering costs of approximately $133,480 have been charged to deferred IPO costs account until completion of the Initial Public Offering in 2020. As of December 31, 2020, these costs were recorded as a reduction in Additional Paid-in-Capital.

Other receivables

Other receivables represented employee advances to pay certain of its expenses in the normal course of business and security deposits.

The Company periodically adjusts its allowance for other receivables when it believes that the future collection of receivables is unlikely. Each party is obligated to refund the Company the amount it has paid. The Company recognizes any increase in allowance for other receivables upon significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 365 days overdue upon demand) and any other economic factors which are considered indicators that the receivable may be impaired.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is calculated using the weighted-average method. In addition to the cost of raw materials, work in progress and finished goods include direct labor costs and overhead. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or market value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. If actual demand is lower than the forecasted demand, additional inventory write-downs may be required.

Operating leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Company early adopted the Topic 842 on January 1, 2020 using a modified retrospective and has elected not to recast comparative period in the consolidated financial statements. The Company leases its offices and facility, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2020.

Investments in joint ventures- Equity method

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investments in its joint venture are accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company share of net assets of the joint venture since the investment date. The consolidated statements of profit or loss reflect the Company’s share of the results of operations of the joint venture.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the pro-rata loss in the consolidated statements of profit or loss.

Upon loss of significant influence over the joint venture, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

Property and equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets with a 5% estimated residual values, as follows:

Useful Lives
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the non-discounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2020 and 2019, no impairment of long-lived assets was recognized.

Revenue recognition

At the beginning of fiscal 2019, the Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), under the modified retrospective transition approach.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Under ASC 606, a performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account. A contract’s transaction price is allocated to each distinct performance obligation and revenue is recognized when obligations under the terms of a contract with the customer are satisfied. For the product sales, revenue is recognized at a point-in-time when control of the product is transferred to the customer, which generally occurs when the product is shipped from manufacturing facility to the customer. When contracts include multiple products to be delivered to the customer, generally each product is separately priced and is determined to be distinct within the context of the contract. From the past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the year ended December 31, 2020 and 2019.

Sales and other taxes collected concurrent with revenue-producing activities are excluded from revenue. The Company have elected to recognize the cost for freight and shipping when control of products has transferred to the customer as a component of cost of sales in the consolidated statements of operations. The Company classify shipping and handling fees billed to our customers as net sales and the corresponding costs are classified as cost of sales in the consolidated statements of operations.

During years prior to fiscal 2019, the Company recognized revenue in accordance with ASC 605, Revenue Recognition (“ASC 605”). The adoption of ASC 606 did not materially change the timing or methods in which the Company have historically recognized revenue.

Cost of revenue

Cost of revenue consists of direct materials and freight-in charges relating to products sold, salary and related benefits for direct labors, depreciation and other overhead costs.

Selling and marketing expenses

Selling expenses consist of primarily shipping and handling costs for products sold and advertisement and marketing expenses for promotion of the Company’s products.

General and administrative expenses

General and administrative expenses consist primarily of costs in salary and welfare expenses for the general administrative and management staff, facilities costs, depreciation expenses, professional advisor fees, accounting fees, meals and entertainment, utilities, and other miscellaneous expenses incurred in connection with general operations.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718-10 “Compensation-Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and stock appreciation rights are based on estimated fair values. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period.

The Company accounts for non-employee stock-based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 “Equity-Based Payments to Non-Employees.

Segment Reporting

The Company follows the provisions of ASC Topic 280, “Segment Reporting”, which establishes standards for reporting information about operating segments of public entity by the method of “management approach” for determining reporting segments such as products and services, geographic areas, or major customers. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments.

The Company’s management reporting structure provided for only one operating segment during the period presented because other operating segments did not pass quantitative threshold according to ASC 280-10-50-10(b). Moreover, the Company operates in one single geographic area. In short, the Company is not required to present separate segment information in this financial statement.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled.

Deferred tax is charged or credited in the consolidated statement of operations, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. As of December 31, 2020 and December 31, 2019, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Value Added Tax (“VAT”)

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. The VAT collected from customers is excluded from revenue. The Company’ revenue is subject to a VAT rate of 17% before April 30, 2018, a VAT rate of 16% from May 1, 2018 to March 31, 2019 and a VAT rate of 13% from April 1, 2019 onwards.

Loss per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share,” ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relates to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Related Party

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Risks and Uncertainties

The concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. As of December 31, 2020 and 2019, $55,950 and $468,229 were deposited with banks located in the PRC, Hong Kong and the U.S., respectively. U.S. bank account of ITHC is an escrow account managed by attorney. Bank balance of HK ITC is covered by the Hong Kong Government Deposit Protection Scheme while those in PRC is not covered by insurance. While management believes that these financial institutions and third-party fund holder are of high credit quality, they will monitor their creditworthiness continuously.

Political and economic risk

The Company’s major operations are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment, and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC, and by changes in governmental policies or interpretations with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Foreign currency exchange risk

The value of RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions and the foreign exchange policy adopted by the PRC government. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. There remains significant international pressure on the PRC government to adopt a more flexible currency policy, which could result in greater fluctuation of the RMB against the U.S. dollar. We are a holding company and we rely on dividends paid by the Company’s operating subsidiaries in China for its cash needs. Any significant revaluation of the RMB may materially and adversely affect our liquidity and cash flows. To the extent that we need to convert U.S. dollars into RMB for our operations, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount we would receive. Conversely, if the Company decide to convert RMB into U.S. dollars for other business purposes, appreciation of the U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount the Company would receive.

Recently issued accounting pronouncements

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the definition of a business. The amendments in this ASU is to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are effective for entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted ASU 2017-1 as of January 1, 2018 and believe the adoption of this ASU does not have a material effect on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. This ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. The Company adopted ASU 2017-09 as of January 1, 2018 and adoption of this ASU does not have a material effect on the Company’s consolidated financial statements.

In July 2017, the FASB Issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). The amendments in Part I of the Update change the reclassification analysis of certain equity-lined financial instruments (or embedded features) with down round features. The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect.

As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. This ASU are effective for annual reporting periods beginning after December 15, 2021, including interim periods beginning after December 15, 2022. The Company is currently evaluating the impact of the adoption of ASU 2017-11 on its consolidated financial statements and related disclosures.